Retirement Plans	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Retirement plans
Retirement Plans
The Company provides pension benefits to eligible employees through various defined contribution and defined benefit retirement plans sponsored by the Company, which vary for each subsidiary. Plan assets are invested principally in equity securities and fixed maturities.
(a) Defined contribution plans
The Company has qualified defined contribution plans that are managed externally and to which employees and the Company contribute a certain percentage of the employee’s pensionable salary each month. The Company’s contribution generally vests over five years. The Company’s expenses for its qualified contributory defined contribution retirement plans were $87.5 million, $56.6 million and $49.4 million at December 31, 2015, 2014 and 2013, respectively.
(b) Defined benefit plans
The Company maintains defined benefit plans that cover certain employees as follows:
U.S. Plan
A qualified non-contributory defined benefit pension plan exists to cover a number of U.S. employees. The plan was curtailed in 2002 and was closed to new entrants at that time. Under the terms of the curtailment, existing plan participants were no longer entitled to earn additional defined benefits for future services performed after the curtailment date; however, accrued benefits are eligible for annual cost-of-living increases. This plan also includes a non-qualified supplemental defined benefit plan designed to compensate individuals to the extent that their benefits under the Company’s qualified plan are curtailed due to IRS Code limitations. Benefits are based on years of service and compensation, as defined in the plan, during the highest consecutive three years of the employee’s last ten years of employment.
In addition, pursuant to agreements entered into by the Company, certain former employees have received benefit type guarantees, not formally a part of any established plan. The liability recorded with respect to these agreements at each of December 31, 2015 and 2014 was $3.2 million representing the entire unfunded projected benefit obligations.
U.K. Plans
A contributory defined benefit pension plan exists in the U.K., but has been closed to new entrants since 1996. Benefits are based on length of service and compensation as defined in the trust deed and rules.
In addition, during 2003, six individuals, four of whom are still employed by the Company in the U.K., transferred from a defined benefit plan into a defined contribution plan. These employees have a contractual agreement with the Company that provides a "no worse than final salary pension" guarantee in the event that they are employed by the Company until retirement, under which the Company guarantees to top-up their defined contribution pension to the level of pension that they would have been entitled to receive had they remained in the defined benefit scheme. The pension liability recorded with respect to these individuals was $4.8 million and $3.8 million at December 31, 2015 and 2014, respectively, representing the entire unfunded projected obligation.
In connection with the Catlin Acquisition described in Note 3(c), "Acquisitions and Disposals - Catlin Acquisition," the Company assumed additional assets and liabilities associated with a further U.K. defined benefit plan within Catlin. This plan has been closed to new members since 1993. The current membership consists only of pensioners and deferred members. Benefits are based on length of service and compensation.
Other European Plans
Certain contributory defined benefit pension plans exist in several European countries, most notably Germany, which are closed to new entrants. Benefits are generally based on length of service and compensation defined in the related agreements.
The Company acquired certain defined benefit pension liabilities with the acquisition of XL GAPS in 2007. The related balances are not included in the tables below as the liabilities are insured under an annuity type contract.
The funded status by geographical region of all the Company’s retirement plans at December 31, 2015 and 2014 is as follows:

Funded Status (U.S. dollars in thousands)	2015	2014
U.S.	$(16,306)	$(13,124)
U.K.	(4,650)	(7,742)
Other European	(21,807)	(22,977)
Funded status – end of year	$(42,763)	$(43,843)

The status of all the Company’s retirement plans at December 31, 2015 and 2014 is as follows:

Change in projected benefit obligation (U.S. dollars in thousands)	2015	2014
Projected benefit obligation – beginning of year	$93,124	$81,976
Projected benefit obligation assumed due to Catlin Acquisition	28,414	—
Service cost (1)	1,494	1,279
Interest cost	4,382	3,747
Actuarial (gain) / loss	2,821	13,402
Benefits and expenses paid	(3,747)	(2,761)
Foreign currency (gains) / losses	(4,047)	(3,817)
Settlements	(276)	(702)
Projected benefit obligation – end of year	$122,165	$93,124
(1) Service costs include cost of living adjustments on curtailed plans.

Change in plan assets (U.S. dollars in thousands)	2015	2014
Fair value of plan assets – beginning of year	$49,281	$47,158
Fair value of plan assets acquired due to Catlin Acquisition	33,131	—
Actual return on plan assets	(119)	3,543
Employer contributions	1,775	1,187
Benefits and expenses paid	(3,305)	(1,932)
Foreign currency gains / (losses)	(1,361)	(675)
Fair value of plan assets – end of year	$79,402	$49,281
Funded status – end of year	$(42,763)	$(43,843)
Accrued pension liability	$42,763	$43,843

The components of the net benefit cost for the years ended December 31, 2015, 2014 and 2013 are as follows:

Components of net benefit cost (U.S. dollars in thousands)	2015	2014	2013
Service cost	$1,494	$1,279	$1,491
Interest cost	4,381	3,747	3,589
Expected return on plan assets	(3,903)	(2,859)	(3,096)
Amortization of net actuarial loss	1,617	812	1,440
Net benefit cost	$3,589	$2,979	$3,424

Assumptions
Several assumptions and statistical variables are used in the models to calculate the expenses and liability related to the plans. The Company, in consultation with its actuaries, determines assumptions about the discount rate, the expected rate of return on plan assets and the rate of compensation increase. The table below includes disclosure of these rates on a weighted-average basis, for the years ended December 31 as indicated:

	2015			2014
	U.S. Plans	U.K. Plans	Other European Plans	U.S. Plans	U.K. Plans	Other European Plans
Net Benefit Cost – Weighted-average assumptions
Discount rate	3.91%	3.70%	2.42%	4.95%	4.60%	3.50%
Expected long-term rate of return on plan assets	6.00%	3.48%	N/A	6.50%	4.60%	N/A
Rate of compensation increase	N/A	3.96%	2.50%	N/A	5.50%	2.50%
Benefit Obligation – Weighted-average assumptions
Discount rate	4.25%	3.70%	2.42%	3.91%	4.60%	2.40%
Rate of compensation increase	N/A	3.96%	2.50%	N/A	5.50%	2.50%

The expected long-term rate of return assumption is determined by adding expected inflation to the expected long-term real rates of various asset classes taking into account expected volatility and correlation between the various asset classes.
Plan Assets
The U.S. Plan assets at December 31, 2015 consist of three new mutual funds. The first fund seeks long-term capital appreciation. The fund invests primarily in equity, Large Capital and Large Company Portfolio securities as well as Emerging Markets Assets.
The second fund invests primarily in quality corporate and U.S. governmental bonds. The fund employs a high total investment return through a combination of current income and capital appreciation.
The third fund seeks to outperform longer-duration benchmarks without excess volatility by investing primarily in longer duration, investment grade corporate and sovereign bonds.
The U.S. Plan assets at December 31, 2014 consisted of two mutual funds. The first fund employed a core bond portfolio strategy that sought maximum total return and price appreciation consistent with the preservation of capital and prudent risk taking with the focus on intermediate – term high quality bonds. The second fund sought long term growth of capital, primarily in equity securities and depository receipts of U.S. and foreign issuers.
The fair value of the U.S. Plan assets at December 31, 2015 and 2014 was $36.7 million and $38.1 million, respectively. As the investments of the retirement plan are mutual funds, they fall within Level 1 in the fair value hierarchy. The inputs and methodologies used in determining the fair value of these assets are consistent with those used to measure our assets as set out in Note 4, "Fair Value Measurements."
The U.K. pension plan assets, including those acquired as part of the Catlin Acquisition, are held in a separate trustee administered fund to meet long term liabilities to past and present employees. The table below shows the composition of the plans' assets and the fair value of each major category of plan assets at December 31, 2015 and 2014, as well as the potential returns of the different asset classes. The totals of the asset values held in various externally managed portfolios are provided by third party pricing vendors. There is no significant concentration of risk within plan assets. The assets in the plans and the expected rates of return were as follows:

(U.S. dollars in thousands, except percentages)	Expected Return on Assets for 2015	Fair Value at December 31, 2015	Expected Return on Assets for2014	Fair Value at December 31,2014
Equities	6.2%	$7,893	7.4%	$7,787
Gilts	2.4%	17,856	3.6%	1,579
Corporate Bonds	3.4%	16,915	4.6%	1,594
Other (cash)	1.8%	52	4.0%	224
Total market fair value of assets		$42,716		$11,184

Expected Cash Flows
Under the U.S. defined benefit plans, the Company’s policy is to make annual contributions to the plan that are deductible for federal income tax purposes and that meet the minimum funding standards required by law. The contribution level is determined by utilizing the projected unit credit cost method and different actuarial assumptions than those used for pension expense purposes. The Company’s funding policy provides that contributions to the plan shall be at least equal to the minimum funding requirements of the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006. During the fiscal year beginning January 1, 2016, the U.S. defined benefit plans expect to make contributions of $0.4 million.
The estimated future benefit payments with respect to the U.S. defined benefit pension plans are as follows:

(U.S. dollars in thousands)	Retirement Plan	Benefits Equalization Plan	Total
2016	$988	$434	$1,422
2017	$1,023	$430	$1,453
2018	$1,054	$427	$1,481
2019	$1,240	$524	$1,764
2020	$1,396	$538	$1,934
2021-2025	$9,904	$3,032	$12,936

The U.K. plan is subject to triennial funding valuations, the most recent of which was conducted as of July 1, 2012 and was reported in 2013. The $2.4 million deficit (calculated on a realistic basis) is being funded over a 10-year period.
For the further U.K. plan assumed as part of the Catlin Acquisition the most recent funding valuation was prepared as at October 31, 2013. No contributions were required following that valuation. During 2016, it is expected that no contributions will be paid to the plan.